Financial instruments - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 21,414	$ 21,931
Financial and general covenants	$ 3,451	3,795
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage change in forecast electricity prices	10.00%
Increase in carrying value of renewable power purchase agreements due to forecast electricity prices	$ 540	520
Decrease in carrying value of renewable power purchase agreements due to forecast electricity prices	540	521
Level 3 | Discounted cash flows | Forward Electricity Price And Energy Volume | Renewable Power Purchase Agreements
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	248	29
Level 3 | Option pricing model | LME Forward Aluminum Price And Midwest Premium And Billet Premium, Measurement Input | Derivatives Embedded In Electricity Contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (284)	$ (320)